Severance, acquisition and other costs	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Severance, acquisition and other costs	Severance, acquisition and other costs

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
Severance	4	(80)	(230)	(109)
Acquisition and other	(26)	(20)	(21)	(40)
Total severance, acquisition and other costs	(22)	(100)	(251)	(149)
Severance costs
Severance costs consist of charges related to involuntary and voluntary employee terminations, including the estimated costs of the previously announced workforce reductions incurred up to June 30, 2024.
Acquisition and other costs
Acquisition and other costs consist of transaction costs, such as legal and financial advisory fees, related to completed or potential acquisitions, employee severance costs related to the purchase of a business, the costs to integrate acquired companies into our operations, costs relating to litigation and regulatory decisions, when they are significant, and other costs.